Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Lease Obligations	As of June 30, 2023 and December 31, 2022, the Company had the following lease obligations:
	Discount		June 30,	December 31,
	Rate	Maturity	2023	2022
Current	1.5% - 3.0%	2024-2025	€53,382	€55,961
Non-current	1.5% - 3.0%	2024-2025	13,998	39,098
			€67,380	€95,059

Schedule of Lease Liabilities
Balance - December 31, 2021	€56,743
Lease liability additions	109,506
Lease liability termination	(35,668)
Repayment of Lease liability	(37,036)
Interest expense on lease liabilities	1,514
Balance - December 31, 2022	€95,059
Repayment of Lease liability	(28,553)
Interest expense on lease liabilities	874
Balance - June 30, 2023	€67,380

Schedule of Maturity Lease Liabilities	The following table summarizes the maturity of our lease liabilities as of June 30, 2023:
2023 (excluding the six months ended June 30, 2023)	€28,891
2024	31,636
2025	8,072
Total lease payments	68,599
Less: financing cost	(1,219)
Lease liabilities	€67,380

Schedule of Right-Of-Use Assets	As of June 30, 2023 and December 31, 2022, the Company has right-of-use assets as follows:
Balance - December 31, 2021	€55,730
Additions	109,506
Termination	(34,777)
Depreciation	(36,353)
Balance - December 31, 2022	€94,106
Depreciation	(27,957)
Balance - June 30, 2023	€66,149